Financial Data for Continuing Operations for the Corporations Reportable Business Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 2,037,667,000	$ 1,713,745,000	$ 1,652,806,000
Net Sales	1,838,723,000	1,519,883,000	1,475,638,000
Gross profit, Total	325,916,000	301,972,000	321,651,000
Selling, general and administrative expenses, Total	138,398,000	124,138,000	130,422,000
Earnings (Loss) from operations, Total	154,953,000	160,979,000	198,307,000
Assets employed, Total	3,160,926,000	3,147,822,000	3,074,743,000
Depreciation, depletion and amortization, Total	177,211,000	173,407,000	181,537,000
Total property additions	151,713,000	340,553,000	172,080,000
Property additions through acquisitions total		40,229,000	33,814,000
Total Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,816,954,000	1,494,622,000	1,459,626,000
Net Sales	1,636,506,000	1,319,308,000	1,299,292,000
Gross profit, Total	254,134,000	229,962,000	264,260,000
Selling, general and administrative expenses, Total	116,424,000	108,514,000	107,484,000
Earnings (Loss) from operations, Total	143,533,000	127,431,000	168,515,000
Assets employed, Total	2,791,350,000	2,806,072,000	2,698,228,000
Depreciation, depletion and amortization, Total	161,467,000	157,177,000	163,851,000
Total property additions	108,953,000	312,230,000	163,826,000
Property additions through acquisitions total		40,229,000	33,814,000
Specialty Products
Segment Reporting Information [Line Items]
Total revenues	220,713,000	219,123,000	193,180,000
Net Sales	202,217,000	200,575,000	176,346,000
Gross profit, Total	77,223,000	75,405,000	61,685,000
Selling, general and administrative expenses, Total	9,295,000	9,197,000	11,046,000
Earnings (Loss) from operations, Total	68,542,000	66,305,000	50,578,000
Assets employed, Total	157,673,000	120,305,000	102,103,000
Depreciation, depletion and amortization, Total	7,838,000	7,075,000	8,385,000
Total property additions	38,873,000	21,983,000	6,431,000
Mideast Group
Segment Reporting Information [Line Items]
Total revenues	445,097,000	430,638,000	420,618,000
Net Sales	406,651,000	395,470,000	390,581,000
Gross profit, Total	108,876,000	104,204,000	109,865,000
Selling, general and administrative expenses, Total	36,928,000	37,762,000	36,914,000
Earnings (Loss) from operations, Total	75,028,000	69,723,000	75,261,000
Assets employed, Total	724,945,000	753,005,000	758,735,000
Depreciation, depletion and amortization, Total	44,189,000	46,668,000	50,524,000
Total property additions	32,179,000	39,504,000	50,869,000
Property additions through acquisitions total			12,912,000
Southeast Group
Segment Reporting Information [Line Items]
Total revenues	304,524,000	306,436,000	336,351,000
Net Sales	282,161,000	283,287,000	303,174,000
Gross profit, Total	10,755,000	21,009,000	46,062,000
Selling, general and administrative expenses, Total	22,832,000	26,873,000	27,709,000
Earnings (Loss) from operations, Total	(13,470,000)	(5,884,000)	17,924,000
Assets employed, Total	652,567,000	663,321,000	836,695,000
Depreciation, depletion and amortization, Total	39,007,000	51,090,000	56,622,000
Total property additions	29,541,000	29,531,000	54,138,000
Property additions through acquisitions total			20,902,000
West Group
Segment Reporting Information [Line Items]
Total revenues	1,067,333,000	757,548,000	702,657,000
Net Sales	947,694,000	640,551,000	605,537,000
Gross profit, Total	134,503,000	104,749,000	108,333,000
Selling, general and administrative expenses, Total	56,664,000	43,879,000	42,861,000
Earnings (Loss) from operations, Total	81,975,000	63,592,000	75,330,000
Assets employed, Total	1,413,838,000	1,389,746,000	1,102,798,000
Depreciation, depletion and amortization, Total	78,271,000	59,419,000	56,705,000
Total property additions	47,233,000	243,195,000	58,819,000
Property additions through acquisitions total		40,229,000
Corporate
Segment Reporting Information [Line Items]
Gross profit, Total	(5,441,000)	(3,395,000)	(4,294,000)
Selling, general and administrative expenses, Total	12,679,000	6,427,000	11,892,000
Earnings (Loss) from operations, Total	(57,122,000)	(32,757,000)	(20,786,000)
Assets employed, Total	211,903,000	221,445,000	274,412,000
Depreciation, depletion and amortization, Total	7,906,000	9,155,000	9,301,000
Total property additions	$ 3,887,000	$ 6,340,000	$ 1,823,000